9. Income tax (Details 1) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred Income Tax Details 1Abstract
Deferred income tax income (expense)	$ 132,464	$ 273,171	$ (192,722)
Income tax credited (charged) to other comprehensive income	$ 132,464	$ 273,171	$ (192,722)